Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Reconciliation of the component parts of earnings per share
A reconciliation of the component parts of earnings per share for 2013, 2012 and 2011 follows:
(dollars in thousands, except per share data)

	2013	2012	2011

For the years ended December 31:
Net income	$39,812	37,534	33,087

Less: Net income allocated to participating securities	45	43	5

Net income allocated to common shareholders	$39,767	37,491	33,082
Basic EPS:

Distributed earnings allocated to common stock	$24,745	24,607	22,389

Undistributed earnings allocated to common stock	15,022	12,884	10,693

Net income allocated to common shareholders	$39,767	37,491	33,082

Weighted average common shares outstanding including participating securities	94,266	93,739	85,086
Less: Participating securities	106	106	14
Weighted average common shares	94,160	93,633	85,072

Basic EPS	$0.422	0.400	0.389

Diluted EPS:

Net income allocated to common shareholders	$39,767	37,491	33,082

Weighted average common shares for basic EPS	94,160	93,633	85,072
Effect of Dilutive Securities:
Stock Options	46	4	-

Weighted average common shares including potential dilutive shares	94,206	93,637	85,072

Diluted EPS	$0.422	0.400	0.389